Income Taxes (Narratives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards
Federal impact of tax reform	$ 80	$ 0	$ 0
Temporary differences related to provision for loan losses not expected to reverse therefore not included in deferred tax assets	4
Operating loss carryforwards, amount subject to annual use limitation	120
Total state net operating loss carryforwards	579
Income tax penalties and interest expense (less than)	1	1	$ 1
Federal
Operating Loss Carryforwards
Alternative Minimum Tax credit carry forwards	0	18
Operating loss carryforwards	381	480
Valuation allowance	20	$ 20
Federal | Adjustment
Operating Loss Carryforwards
Alternative Minimum Tax credit carry forwards	$ (20)
Federal | Minimum
Operating Loss Carryforwards
Operating loss carryforward expiration	Dec. 31, 2028
Federal | Maximum
Operating Loss Carryforwards
Operating loss carryforward expiration	Dec. 31, 2037
State and Local Jurisdiction
Operating Loss Carryforwards
Operating loss carryforwards, amount subject to annual use limitation	$ 14
Total state deferred tax asset	33
Valuation allowance	$ 20